Consolidated Statements of Equity In Thousands	Total USD ($)	Total JPY (¥)	Total Shareholders Equity USD ($)	Total Shareholders Equity JPY (¥)	Common stock [Member] USD ($)	Common stock [Member] JPY (¥)	Capital surplus [Member] USD ($)	Capital surplus [Member] JPY (¥)	Treasury stock [Member] USD ($)	Treasury stock [Member] JPY (¥)	Retained earnings, Appropriated for legal reserve USD ($)	Retained earnings, Appropriated for legal reserve JPY (¥)	Unappropriated Retained earnings USD ($)	Unappropriated Retained earnings JPY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] JPY (¥)	Non-controlling interests USD ($)	Non-controlling interests JPY (¥)
Balance, beginning of year at Mar. 31, 2008		¥ 917,365,000		¥ 887,126,000		¥ 67,870,000		¥ 138,170,000		¥ (2,835,000)		¥ 26,714,000		¥ 685,986,000		¥ (28,779,000)		¥ 30,239,000
Cash dividends (13)		(47,742,000)		(43,803,000)										(43,803,000)				(3,939,000)
Transfer to retained earnings appropriated for legal reserve												1,758,000		(1,758,000)
Other changes		3,335,000																3,335,000
Comprehensive income (loss)
Net income		86,885,000		78,797,000										78,797,000				8,088,000
Other comprehensive income (loss), for the period, net of tax (Note14)
Foreign currency translation adjustments		(54,028,000)		(49,695,000)												(49,695,000)		(4,333,000)
Net unrealized holding gains on securities available for sale Net increase (decrease)		(16,086,000)		(16,090,000)												(16,090,000)		4,000
Pension liability adjustments		(10,028,000)		(10,027,000)												(10,027,000)		(1,000)
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)		(1,153,000)		(1,153,000)												(1,153,000)
Comprehensive income		5,590,000		1,832,000														3,758,000
Issuance and exercise of stock acquisition rights (Notes 1 and 13)		352,000		352,000				352,000
Purchase of treasury stock		(33,090,000)		(33,090,000)						(33,090,000)
Sales of treasury stock		2,524,000		2,524,000				1,570,000		954,000
Balance, end of year at Mar. 31, 2009		848,334,000		814,941,000		67,870,000		140,092,000		(34,971,000)		28,472,000		719,222,000		(105,744,000)		33,393,000
Cash dividends (13)		(28,548,000)		(25,180,000)										(25,180,000)				(3,368,000)
Transfer to retained earnings appropriated for legal reserve												3,511,000		(3,511,000)
Other changes		2,531,000																2,531,000
Comprehensive income (loss)
Net income		41,203,000		33,559,000										33,559,000				7,644,000
Other comprehensive income (loss), for the period, net of tax (Note14)
Foreign currency translation adjustments		993,000		(904,000)												(904,000)		1,897,000
Net unrealized holding gains on securities available for sale Net increase (decrease)		5,480,000		5,480,000												5,480,000
Pension liability adjustments		4,922,000		4,920,000												4,920,000		2,000
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)		1,339,000		614,000												614,000		725,000
Comprehensive income		53,937,000		43,669,000														10,268,000
Issuance and exercise of stock acquisition rights (Notes 1 and 13)		413,000		413,000				413,000
Purchase of treasury stock		(40,000)		(40,000)						(40,000)
Sales of treasury stock		172,000		172,000				(84,000)		256,000
Balance, end of year at Mar. 31, 2010	1,056,843	876,799,000	10,047,891	833,975,000	817,711	67,870,000	1,691,819	140,421,000	(418,735)	(34,755,000)	385,337	31,983,000	8,723,976	724,090,000	(1,152,217)	(95,634,000)	515,952	42,824,000
Cash dividends (13)	315,325	(26,172,000)	303,349	(25,178,000)									303,349	(25,178,000)			11,976	(994,000)
Transfer to retained earnings appropriated for legal reserve											30,253	2,511,000	(30,253)	(2,511,000)
Other changes	25,590	2,124,000	(530)	(44,000)			(614,000)	(51,000)							84,000	7,000	26,120	2,168,000
Comprehensive income (loss)
Net income	1,901,530	157,827,000	1,816,289	150,752,000									1,816,289	150,752,000			85,241	7,075,000
Other comprehensive income (loss), for the period, net of tax (Note14)
Foreign currency translation adjustments	(476,254)	(39,529,000)	(448,639)	(37,237,000)											(448,639)	(37,237,000)	(27,615)	(2,292,000)
Net unrealized holding gains on securities available for sale Net increase (decrease)	23,831	1,978,000	23,831	1,978,000											23,831	1,978,000
Pension liability adjustments	(1,095)	(91,000)	(1,095)	(91,000)											(1,095)	(91,000)
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)	(313)	(26,000)	(988)	(82,000)											(988)	(82,000)	675	56,000
Comprehensive income	1,447,699	120,159,000	1,389,398	115,320,000													58,301	4,839,000
Issuance and exercise of stock acquisition rights (Notes 1 and 13)	1,313	109,000	1,313	109,000			1,313	109,000
Purchase of treasury stock	(7,024)	(583,000)	(7,024)	(583,000)					(7,024)	(583,000)
Sales of treasury stock	2,940	244,000	2,940	244,000			530	44,000	2,410	200,000
Balance, end of year at Mar. 31, 2011	$ 11,719,036	¥ 972,680,000	$ 11,130,639	¥ 923,843,000	$ 817,711	¥ 67,870,000	$ 1,693,048	¥ 140,523,000	$ (423,349)	¥ (35,138,000)	$ 415,590	¥ 34,494,000	$ 10,206,663	¥ 847,153,000	$ (15,790,024)	¥ (131,059,000)	$ 588,397	¥ 48,837,000